Summary of Significant Accounting Policies (Q2) (Details) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 14, 2025 shares	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Summary of Significant Accounting Policies
Stock split	0.05
Stock issued during period, Reverse stock splits | shares	0
Cash and cash equivalents		$ 24,155		$ 24,155		$ 46,303	$ 37,573
Marketable securities		0		0		0	39,183
Impairment of property and equipment						3,500
Impairment expenses for right of use assets		0	$ 0	0	$ 0	2,633	2,516
Other income (expense), net		451	949	1,139	2,003	3,774	5,633
Amortization of premium and discount		300	600	500	1,300	2,300	4,300
Sublease income		$ 225	$ 363	$ 580	$ 730	$ 1,467	$ 987
Amount of antidilutive securities excluded from computation of earnings per share | shares				662,621	780,447	709,669	587,310
Stock options
Summary of Significant Accounting Policies
Amount of antidilutive securities excluded from computation of earnings per share | shares				647,621	726,590	658,973	577,581
Unvested restricted stock units
Summary of Significant Accounting Policies
Amount of antidilutive securities excluded from computation of earnings per share | shares				15,000	52,500	50,000	7,093
Employee stock purchase plan
Summary of Significant Accounting Policies
Amount of antidilutive securities excluded from computation of earnings per share | shares					1,357	696	2,636
Computer hardware
Summary of Significant Accounting Policies
Useful life		3 years		3 years		3 years
Office equipment
Summary of Significant Accounting Policies
Useful life		5 years		5 years		5 years
Laboratory equipment
Summary of Significant Accounting Policies
Useful life		5 years		5 years		5 years
Impairment of property and equipment						$ 2,500
Furniture and fixtures
Summary of Significant Accounting Policies
Useful life		7 years		7 years		7 years
Laboratory equipment and certain other assets
Summary of Significant Accounting Policies
Impairment of property and equipment					$ 2,600	$ 2,600